Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other provisions (Note 32)	£ (1,239)	£ (1,184)
Other non-current liabilities (Note 34)	(1,107)	(899)
Total financial liabilities	(37,223)	(41,442)
Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(15,844)	(16,263)
Other provisions (Note 32)	(1,239)	(1,184)
Contingent consideration liabilities (Note 33)	(6,662)	(7,068)
Other non-current liabilities (Note 34)	(1,107)	(899)
Total financial liabilities	(24,852)	(25,414)
Financial liabilities at FVTPL | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	0	0
Other provisions (Note 32)	0	0
Contingent consideration liabilities (Note 33)	(6,662)	(7,068)
Other non-current liabilities (Note 34)	0	0
Total financial liabilities	(6,662)	(7,068)
Amortised cost | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(13,383)	(14,065)
Other provisions (Note 32)	(199)	(63)
Contingent consideration liabilities (Note 33)	0	0
Other non-current liabilities (Note 34)	(54)	(84)
Total financial liabilities	(13,636)	(14,212)
Financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(13,383)	(14,065)
Other provisions (Note 32)	(199)	(63)
Contingent consideration liabilities (Note 33)	(6,662)	(7,068)
Other non-current liabilities (Note 34)	(54)	(84)
Total financial liabilities	(20,298)	(21,280)
Non financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(2,461)	(2,198)
Other provisions (Note 32)	(1,040)	(1,121)
Contingent consideration liabilities (Note 33)	0	0
Other non-current liabilities (Note 34)	(1,053)	(815)
Total financial liabilities	£ (4,554)	£ (4,134)